Note 8 - Leases - Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating lease right-of-use assets	$ 316,517	$ 288,134
Operating lease liabilities - current	(80,928)	(78,923)
Operating lease liabilities - non-current	(296,633)	(251,680)
Total operating lease liabilities	(377,561)	(330,603)
Fixed assets, cost	3,312	4,662
Accumulated depreciation	(2,564)	(2,327)
Fixed assets, net	748	2,335
Long-term debt - current	(562)	(1,113)
Long-term debt - non-current	(248)	(1,316)
Total finance lease liabilities	$ (810)	$ (2,429)